Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade Payables and Other Liabilities

Trade payables and other liabilities	€ million 2024	€ million 2023
Current: due within one year
Trade payables	10,258	10,355
Accruals	5,053	5,057
Social security and sundry taxes	555	512
Deferred consideration	16	167
Others	808	766
	16,690	16,857
Non-current: due after more than one year
Accruals	148	105
Deferred consideration	1	5
Others	54	28
	203	138
Total trade payables and other liabilities	16,893	16,995

Disclosure of supplier financing arrangements for trade payables

2024
Carrying amount of trade payables
Presented in trade and other payables (€ million)	2,207
of which suppliers have received payment from finance provider (€ million)	1,908
Range of payment due dates
Liabilities that are part of the arrangements (days)	180 days
Comparable trade payables that are not part of the arrangements (days)	180 days
In its liquidity assessment, the Group does not consider any supplier financing arrangements as these arrangements are non-recourse to Unilever and supplier payment dates and terms for Unilever do not vary based on whether the supplier chooses to use such financing arrangements.